INCOME TAXES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 SGD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022 USD ($)
Income taxes
Unified income tax rate	25.00%
Net operating loss carried forward				$ 22,529
Withholding tax (as a percent)	10.00%
Deferred tax liabilities accrued for the Chinese dividend withholding taxes				0
2023
Income taxes
Net operating loss carried forward				4,077
2024
Income taxes
Net operating loss carried forward				2,339
2025
Income taxes
Net operating loss carried forward				8,513
2026
Income taxes
Net operating loss carried forward				2,710
2027
Income taxes
Net operating loss carried forward				$ 4,891
Hong Kong | Assessable profits of HK$2 million
Income taxes
Profits tax rate (as a percent)	8.25%	8.25%	8.25%
Hong Kong | Assessable profits in excess of HK$2 Million
Income taxes
Profits tax rate (as a percent)	16.50%	16.50%	16.50%
Singapore
Income taxes
Unified income tax rate	17.00%
Singapore | Tax Exempted for First SGD$10K
Income taxes
Exempted tax amount	$ 10
Exempted tax percentage	75.00%
Singapore | Tax Exempted for Next SGD$190K
Income taxes
Exempted tax amount	$ 190
Exempted tax percentage	50.00%